FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2024
FINANCIAL INSTRUMENTS
Summary of financial instruments held by the Group

	Fair value		Fair value
	through		through
Financial Instruments as of 12/31/2024	profit or loss	Amortized Cost	OCI	Total
Assets
- Cash and due from banks	—	652,975,869	—	652,975,869
- Debt securities at fair value through profit or loss	263,332,202	—	—	263,332,202
- Derivatives	4,627,810	—	—	4,627,810
- Other financial assets	17,159,775	11,473,388	—	28,633,163
- Loans and other financing	—	2,170,078,164	—	2,170,078,164
- Other debt securities	208,149,259	604,746,484	—	812,895,743
- Financial assets pledged as collateral	175,350,106	1,860	—	175,351,966
- Investments in Equity Instruments	52,358	—	658,372	710,730
Total Assets	668,671,510	3,439,275,765	658,372	4,108,605,647
Liabilities
- Deposits	—	3,173,461,243	—	3,173,461,243
- Derivates	1,734,047	—	—	1,734,047
- Repo transactions	—	33,962,592	—	33,962,592
- Other financial liabilities	158,738,464	7,446,692	—	166,185,156
- Financing received from the Argentine Central Bank and other financial institutions	—	39,297,868	—	39,297,868
- Unsubordinated Negotiable obligations	—	51,157,866	—	51,157,866
Total Liabilities	160,472,511	3,305,326,261	—	3,465,798,772

	Fair value		Fair value
	through		through
Financial Instruments as of 12/31/2023	profit or loss	Amortized Cost	OCI	Total
Assets
- Cash and due from banks	—	498,892,707	—	498,892,707
- Debt securities at fair value through profit or loss	101,076,778	—	—	101,076,778
- Derivatives	8,264,332	—	—	8,264,332
- Reverse Repo transactions	—	1,645,657,441	—	1,645,657,441
- Other financial assets	45,870,366	55,389,250	—	101,259,616
- Loans and other financing	—	1,050,611,692	—	1,050,611,692
- Other debt securities	61,561,845	485,418,013	—	546,979,858
- Financial assets pledged as collateral	100,986,155	18,290	—	101,004,445
- Investments in Equity Instruments	106,909	—	690,073	796,982
Total Assets	317,866,385	3,735,987,393	690,073	4,054,543,851
Liabilities
- Deposits	—	3,373,001,922	—	3,373,001,922
- Liabilities at fair value through profit or loss	1,323,792	—	—	1,323,792
- Repo transactions	—	2,047,701	—	2,047,701
- Other financial liabilities	157,643,404	755,524	—	158,398,928
- Financing received from the Argentine Central Bank and other financial institutions	—	5,862,129	—	5,862,129
- Unsubordinated debt securities	—	—	—	—
Total Liabilities	158,967,196	3,381,667,276	—	3,540,634,472